Note 19 - Borrowings - Non-current and Current Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Non-current costs of issue of debt	$ (16)	$ (27)
Total non-current portion of non-current borrowings	40,880	29,187
Current costs of issue of debt	(10)	(11)
Total current borrowings and current portion of non-current borrowings	781,272	509,820
Total Borrowings	822,152	539,007
Bank borrowings [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt	40,896	29,214
Current borrowings before costs of issue of debt	781,258	508,143
Bank overdrafts [member]
Statement Line Items [Line Items]
Current borrowings before costs of issue of debt	24	1,644
Finance lease liabilities [member]
Statement Line Items [Line Items]
Non-current borrowings before costs of issue of debt		$ 44